Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Abbott Biotherapeutics Corp [Member]
Milestone Payments Milestone Method [Line Items]
Summary of milestone payment
Milestones	Payments

(1) when Company initiates a Phase I Clinical Trial of a licensed product	$750,000
(2) when Company initiates a Phase II Clinical Trial of a licensed product	750,000
(3) when Company initiates a Phase III Clinical Trial of a licensed product	1,500,000
(4) Biological License Application filing with U.S. FDA	1,750,000
(5) First commercial sale	1,500,000
(6) after the first $10,000,000 in net sales	1,500,000

MSKCC [Member]
Milestone Payments Milestone Method [Line Items]
Summary of milestone payment
Milestones	Payments

1) filing of an New Drug Application (“NDA”) or regulatory approval
for each licensed product	$750,000
(2) upon the receipt of regulatory approval from the U.S. FDA for each
licensed product	1,750,000